Stock Options - Summary of weighted average assumptions used in calculating the fair value of share-based compensation expense (Details) - yr	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Risk-free interest rate	0.42%	1.25%	1.68%
Dividend yield	0.00%	0.00%	0.00%
Expected volatility	116.00%	145.00%	150.00%
Expected life (years)	4.25	5	5
Forfeiture rate	0.00%	0.00%	0.00%